Other operating expenses - Other operating expenses (Details) - Sociedad Minera Cerro Verde S.A.A. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Optimization and prefeasibility/feasibility studies (c)	$ 5,929	$ 8,429	$ 14,919
Tax contingencies	1,903	704	6,119
Other expenses	678	1,425	2,895
Royalty non-income tax (b)		10,780
Excess of salaries limit of workers profit sharing		17,146
Fines and penalties (d)			14,183
Other operating expense	$ 8,510	$ 38,484	$ 38,116